International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 127,149	$ 130,023	$ 142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	34
Investment securities transactions, net	(17,285)	(33,209)	(11,956)
Accretion of investment securities discounts	(2,081)	(1,693)	(1,940)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(4,966)	1,652	(12,253)
Net cash provided by operating activities	181,896	178,155	182,709
Investing activities:
Principal collected on mortgage-backed securities	999,419	1,085,817	1,224,938
Net cash provided by (used in) investing activities	206,060	(255,443)	638,210
Financing activities:
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Net cash (used in) provided by financing activities	(323,885)	50,464	(895,001)
(Decrease) increase in cash	64,071	(26,824)	(74,082)
Cash and cash equivalents at beginning of year	197,814	224,638	298,720
Cash and cash equivalents at end of year	261,885	197,814	224,638
Parent Company
Operating activities:
Net income	127,149	130,023	142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	35
Investment securities transactions, net	(2)	1,135	(6,586)
Accretion of investment securities discounts		(232)	(325)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(3,234)	4,976	(309)
Equity in undistributed net income of subsidiaries	(78,806)	(81,923)	(96,414)
Net cash provided by operating activities	45,507	54,548	39,798
Investing activities:
Contributions to subsidiaries			(138,103)
Principal collected on mortgage-backed securities	1,355	3,324	2,791
Net (increase) decrease in notes receivable	(245)	(150)	250
Increase in other assets	(4,193)	(8,311)	(9,215)
Net cash provided by (used in) investing activities	(3,083)	(5,137)	(144,277)
Financing activities:
Repayment of trust preferred securities	10,400
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Net cash (used in) provided by financing activities	(53,170)	(41,709)	(39,563)
(Decrease) increase in cash	(10,746)	7,702	(144,042)
Cash and cash equivalents at beginning of year	24,414	16,712	160,754
Cash and cash equivalents at end of year	$ 13,668	$ 24,414	$ 16,712